SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Profit (loss) before tax	$ 5,840	$ (268,351)
Tax (credit) calculated at statutory tax rate (25%)	1,460	(67,087)
Valuation allowance	17,049	82,012
Total income taxes	$ 18,509	$ 14,925